Property, plant and equipment (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Balance at the beginning period		$ 7,615	$ 6,848
Impairment	$ 252		78
Balance at the end period	7,421	7,421	7,615	$ 6,848
Land and buildings
Property, plant and equipment
Balance at the beginning period		2,792	2,524
Balance at the end period	2,862	2,862	2,792	2,524
Freeholds
Property, plant and equipment
Balance at the beginning period		2,514	2,326
Balance at the end period	2,567	2,567	2,514	2,326
Leaseholds
Property, plant and equipment
Balance at the beginning period		278	198
Balance at the end period	295	295	278	198
Plant and equipment
Property, plant and equipment
Balance at the beginning period		2,390	2,032
Balance at the end period	2,382	2,382	2,390	2,032
Information technology assets under finance leases
Property, plant and equipment
Balance at the beginning period			43
Balance at the end period				43
Assets in course of construction
Property, plant and equipment
Balance at the beginning period		2,433	2,292
Balance at the end period	2,177	2,177	2,433	2,292
Cost
Property, plant and equipment
Balance at the beginning period		14,639	13,451	13,848
Capital expenditure		1,034	1,311	1,449
Disposals and other movements			(944)	(952)
Disposals and other movements		(391)
Exchange adjustments		(643)	821	(894)
Balance at the end period	14,639	14,639	14,639	13,451
Cost | Land and buildings
Property, plant and equipment
Balance at the beginning period		5,023	4,616	4,812
Capital expenditure		25	39	29
Transfer of assets into use		429	525	222
Disposals and other movements			(367)	(236)
Disposals and other movements		50
Exchange adjustments		(161)	210	(211)
Balance at the end period	5,366	5,366	5,023	4,616
Transfers between classes		120
Cost | Plant and equipment
Property, plant and equipment
Balance at the beginning period		7,183	6,543	7,468
Capital expenditure		99	198	206
Transfer of assets into use		594	567	109
Disposals and other movements			(577)	(700)
Disposals and other movements		(427)
Exchange adjustments		(353)	452	(540)
Balance at the end period	7,096	7,096	7,183	6,543
Transfers between classes		(120)
Cost | Assets in course of construction
Property, plant and equipment
Balance at the beginning period		2,433	2,292	1,568
Capital expenditure		910	1,074	1,214
Transfer of assets into use		(1,023)	(1,092)	(331)
Disposals and other movements				(16)
Disposals and other movements		(14)
Exchange adjustments		(129)	159	(143)
Balance at the end period	2,177	2,177	2,433	2,292
Depreciation
Property, plant and equipment
Balance at the beginning period		(7,024)	(6,603)	(7,435)
Charge for year		614	624	609
Impairment		291	78	2
Disposals and other movements		369	750	878
Exchange adjustments		342	(469)	565
Balance at the end period	(7,218)	(7,218)	(7,024)	(6,603)
Depreciation | Land and buildings
Property, plant and equipment
Balance at the beginning period		(2,231)	(2,092)	(2,253)
Charge for year		202	182	185
Impairment		150	78	2
Disposals and other movements		(10)	249	222
Exchange adjustments		89	(128)	126
Balance at the end period	(2,504)	(2,504)	(2,231)	(2,092)
Transfers between classes		75
Depreciation | Plant and equipment
Property, plant and equipment
Balance at the beginning period		(4,793)	(4,511)	(5,182)
Charge for year		412	442	424
Impairment		98
Disposals and other movements		336	501	656
Exchange adjustments		253	(341)	439
Balance at the end period	$ (4,714)	(4,714)	$ (4,793)	$ (4,511)
Transfers between classes		(75)
Depreciation | Assets in course of construction
Property, plant and equipment
Impairment		43
Disposals and other movements		$ 43